Quarterly Report
August 31, 2022
MFS®  International Large Cap Value Fund
MKV-Q1

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.9%
Aerospace & Defense – 1.9%
BAE Systems PLC	3,884,503	$35,027,012
Dassault Aviation S.A.	247,007	33,930,372
Safran S.A.	285,825	29,115,839
		$98,073,223
Airlines – 1.2%
Ryanair Holdings PLC, ADR (a)	832,145	$60,505,263
Alcoholic Beverages – 1.3%
Diageo PLC	834,648	$36,433,807
Kirin Holdings Co. Ltd.	1,832,900	30,170,413
		$66,604,220
Apparel Manufacturers – 2.8%
Adidas AG	136,347	$20,317,610
Burberry Group PLC	1,550,247	31,394,804
Compagnie Financiere Richemont S.A.	597,988	66,775,891
Gildan Activewear, Inc.	420,186	12,426,257
LVMH Moet Hennessy Louis Vuitton SE	21,654	14,005,714
		$144,920,276
Automotive – 2.9%
Aptiv PLC (a)	256,078	$23,925,368
Continental AG	834,949	48,230,433
Koito Manufacturing Co. Ltd.	1,153,600	39,355,313
Magna International, Inc.	364,296	21,030,808
Michelin (CGDE)	773,638	18,807,705
		$151,349,627
Broadcasting – 0.6%
WPP Group PLC	3,404,992	$29,276,492
Brokerage & Asset Managers – 2.5%
Deutsche Boerse AG	508,733	$86,054,301
IG Group Holdings PLC	4,946,580	47,034,628
		$133,088,929
Business Services – 4.6%
Capgemini	477,507	$82,652,347
CGI, Inc.	664,655	52,631,911
Electrocomponents PLC	4,292,926	54,159,821
Experian PLC	466,463	14,176,877
Secom Co. Ltd.	561,400	35,952,896
		$239,573,852
Computer Software – 0.3%
SAP SE	190,655	$16,274,397
Computer Software - Systems – 4.5%
Amadeus IT Group S.A.	1,106,953	$58,404,956
Fujitsu Ltd.	492,700	58,233,730
Hitachi Ltd.	1,318,900	66,034,411
Samsung Electronics Co. Ltd.	1,258,453	55,747,763
		$238,420,860

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.7%
Techtronic Industries Co. Ltd.	3,091,000	$36,365,687
Consumer Products – 1.4%
Reckitt Benckiser Group PLC	966,107	$74,457,148
Electrical Equipment – 2.0%
Schneider Electric SE	892,094	$105,893,242
Electronics – 2.0%
Kyocera Corp.	659,700	$36,637,255
NXP Semiconductors N.V.	158,102	26,020,427
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	527,795	43,991,713
		$106,649,395
Energy - Independent – 1.6%
Woodside Energy Group Ltd.	3,603,678	$84,916,101
Energy - Integrated – 3.9%
Eni S.p.A.	11,530,000	$136,336,914
Galp Energia SGPS S.A., “B”	2,784,422	30,111,863
Suncor Energy, Inc. (l)	1,170,428	37,866,133
		$204,314,910
Food & Beverages – 1.6%
Danone S.A.	762,476	$40,109,219
Nestle S.A.	382,792	44,869,880
		$84,979,099
Food & Drug Stores – 1.5%
Tesco PLC	27,533,164	$79,480,790
General Merchandise – 0.6%
B&M European Value Retail S.A.	7,092,924	$30,441,779
Insurance – 6.1%
Chubb Ltd.	270,973	$51,227,446
Manulife Financial Corp.	3,450,621	59,693,234
St. James's Place PLC	5,148,407	65,844,268
Willis Towers Watson PLC	678,811	140,398,479
		$317,163,427
Leisure & Toys – 0.4%
Nintendo Co. Ltd.	49,400	$20,162,941
Machinery & Tools – 4.0%
Aalberts Industries N.V.	744,036	$27,253,749
Daikin Industries Ltd.	383,900	66,968,804
SMC Corp.	116,700	55,383,242
Toyota Industries Corp.	556,700	31,147,864
Weir Group PLC	1,586,385	26,719,598
		$207,473,257
Major Banks – 15.7%
Bank of Ireland Group PLC	10,223,527	$63,014,312
Barclays PLC	51,046,064	97,332,168
BNP Paribas	2,858,215	133,206,824
Mitsubishi UFJ Financial Group, Inc.	23,984,600	124,061,763
NatWest Group PLC	46,926,912	134,352,202

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Toronto-Dominion Bank	1,913,236	$123,081,669
UBS AG	9,255,118	146,181,232
		$821,230,170
Medical & Health Technology & Services – 0.3%
ICON PLC (a)	81,770	$17,157,799
Metals & Mining – 3.8%
Glencore PLC	17,725,612	$96,980,418
Rio Tinto PLC	1,836,512	101,393,099
		$198,373,517
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	4,080,811	$30,506,303
Other Banks & Diversified Financials – 1.9%
AIB Group PLC	10,262,525	$23,299,997
Julius Baer Group Ltd.	1,017,483	49,075,848
KBC Group N.V.	624,010	29,580,616
		$101,956,461
Pharmaceuticals – 5.2%
Bayer AG	1,319,044	$69,725,154
Novartis AG	521,172	42,051,014
Novo Nordisk A.S., “B”	343,946	36,742,851
Roche Holding AG	392,525	126,422,689
		$274,941,708
Printing & Publishing – 1.9%
RELX PLC	1,279,193	$33,494,094
Wolters Kluwer N.V.	692,971	67,770,680
		$101,264,774
Railroad & Shipping – 2.1%
Canadian Pacific Railway Ltd.	1,474,983	$110,420,169
Restaurants – 0.5%
Yum China Holdings, Inc.	479,906	$24,048,090
Specialty Chemicals – 2.2%
Linde PLC	309,721	$87,266,405
Nitto Denko Corp.	492,700	30,338,400
		$117,604,805
Telecommunications - Wireless – 3.7%
KDDI Corp.	2,923,200	$89,813,362
Vodafone Group PLC	78,490,948	105,303,251
		$195,116,613
Telephone Services – 0.8%
Quebecor, Inc., “B”	1,876,390	$40,532,367
Tobacco – 3.7%
British American Tobacco PLC	1,086,178	$43,508,142
Imperial Brands PLC	4,632,770	101,788,678
Philip Morris International, Inc.	523,293	49,969,248
		$195,266,068

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 5.1%
E.ON SE	6,366,222	$54,444,723
Iberdrola S.A.	13,197,540	137,338,615
National Grid PLC	5,875,330	73,486,339
		$265,269,677
Total Common Stocks		$5,024,073,436
Preferred Stocks – 1.8%
Consumer Products – 1.8%
Henkel AG & Co. KGaA	1,505,269	$97,177,138
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 2.21% (v)	85,684,842	$85,684,842

Other Assets, Less Liabilities – 0.7%		34,415,435
Net Assets – 100.0%		$5,241,350,851
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $85,684,842 and $5,121,250,574, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$270,573,663	$1,041,511,752	$—	$1,312,085,415
Japan	—	684,260,394	—	684,260,394
Switzerland	44,869,880	430,506,674	—	475,376,554
France	—	457,721,262	—	457,721,262
Canada	457,682,548	—	—	457,682,548
United States	308,698,767	87,266,405	—	395,965,172
Germany	306,169,455	86,054,301	—	392,223,756
Spain	—	195,743,571	—	195,743,571
Ireland	60,505,263	86,314,309	—	146,819,572
Other Countries	68,039,803	535,332,527	—	603,372,330
Mutual Funds	85,684,842	—	—	85,684,842
Total	$1,602,224,221	$3,604,711,195	$—	$5,206,935,416
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At August 31, 2022, the value of securities loaned was $7,170,352. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $7,661,352.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$17,441,567	$210,175,137	$141,937,011	$(155)	$5,304	$85,684,842
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$281,340	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2022, are as follows:
United Kingdom	25.0%
Japan	13.1%
United States	9.8%
Switzerland	9.1%
Canada	8.7%
France	8.7%
Germany	7.5%
Spain	3.7%
Ireland	2.8%
Other Countries	11.6%
(5) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.